4 Discontinued operations (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of single amount of discontinued operations [line items]
Operating activities	£ (6,489)	£ (13,450)	£ (12,953)
Investing activities	(3,807)	9,042	(1,470)
Financing activities	18,733	(6,472)	10,277
Discontinued Operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Operating activities		(5,368)	(1,654)
Investing activities	(947)
Financing activities		(7)	(34)
Net cash flow from discontinued operations	£ (947)	£ (5,375)	£ (1,688)